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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Trigran Investments, Inc.
                 -------------------------------
   Address:      630 Dundee Road, Suite 230
                 -------------------------------
                 Northbrook, IL 60062
                 -------------------------------

Form 13F File Number: 028-11692
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence A. Oberman
         -------------------------------
Title:   Executive Vice President
         -------------------------------
Phone:   (847) 656-1640
         -------------------------------

Signature, Place, and Date of Signing:

     s/ Lawrence A. Oberman           Northbrook, IL       2/14/2012
   -----------------------------    -----------------   -------------
           [Signature]                 [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 48
                                        --------------------

Form 13F Information Table Value Total: 193,578
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2  COLUMN 3 COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
                             TITLE OF            VALUE    SHRS OR   SH/  PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER             CLASS     CUSIP   (x$1000)  PRN AMT   PRN  CALL DISCRETION MANAGERS    SOLE    SHARED   NONE
   --------------             -----     -----   --------  -------   ---  ---- ---------- --------    ----    ------   ----
ACCELRYS INC                   COM    00430U103   18,488 2,751,259  SH            SOLE             2,751,259   0       0
ACCELRYS INC                   COM    00430U103      597    88,767  SH           OTHER                88,767   0       0
AMBASSADORS GROUP INC          COM    023177108    1,519   336,855  SH            SOLE               336,855   0       0
AMBASSADORS GROUP INC          COM    023177108       62    13,800  SH           OTHER                13,800   0       0
ANGIODYNAMICS INC              COM    03475V101   12,623   852,302  SH            SOLE               852,302   0       0
ANGIODYNAMICS INC              COM    03475V101      406    27,381  SH           OTHER                27,381   0       0
BALCHEM CORP                   COM    057665200    8,677   214,039  SH            SOLE               214,039   0       0
BALCHEM CORP                   COM    057665200      239     5,890  SH           OTHER                 5,890   0       0
BERKSHIRE HATHAWAY INC DEL   CL B NEW 084670702    4,248    55,675  SH            SOLE                55,675   0       0
BERKSHIRE HATHAWAY INC DEL   CL B NEW 084670702      153     2,005  SH           OTHER                 2,005   0       0
CALLIDUS SOFTWARE INC          COM    13123E500    7,307 1,138,195  SH            SOLE             1,138,195   0       0
CALLIDUS SOFTWARE INC          COM    13123E500      216    33,650  SH           OTHER                33,650   0       0
CARDIONET INC                  COM    14159L103    4,453 1,879,113  SH            SOLE             1,879,113   0       0
CARDIONET INC                  COM    14159L103      185    78,080  SH           OTHER                78,080   0       0
DIGITALGLOBE INC             COM NEW  25389M877    6,190   361,795  SH            SOLE               361,795   0       0
DIGITALGLOBE INC             COM NEW  25389M877      171    10,000  SH           OTHER                10,000   0       0
GREAT LAKES DREDGE & DOCK CO   COM    390607109      900   161,928  SH            SOLE               161,928   0       0
GREAT LAKES DREDGE & DOCK CO   COM    390607109       22     3,950  SH           OTHER                 3,950   0       0
KMG CHEMICALS INC              COM    482564101    8,056   466,489  SH            SOLE               466,489   0       0
KMG CHEMICALS INC              COM    482564101      218    12,650  SH           OTHER                12,650   0       0
KENSEY NASH CORP               COM    490057106    2,683   139,797  SH            SOLE               139,797   0       0
KENSEY NASH CORP               COM    490057106       87     4,525  SH           OTHER                 4,525   0       0
LIQUIDITY SERVICES INC         COM    53635B107   16,661   451,530  SH            SOLE               451,530   0       0
LIQUIDITY SERVICES INC         COM    53635B107      476    12,900  SH           OTHER                12,900   0       0
MERCURY COMPUTER SYS           COM    589378108    9,910   745,699  SH            SOLE               745,699   0       0
MERCURY COMPUTER SYS           COM    589378108      273    20,507  SH           OTHER                20,507   0       0
NVE CORP                     COM NEW  629445206   20,501   369,198  SH            SOLE               369,198   0       0
NVE CORP                     COM NEW  629445206      661    11,900  SH           OTHER                11,900   0       0
OYO GEOSPACE CORP              COM    671074102      843    10,899  SH            SOLE                10,899   0       0
OYO GEOSPACE CORP              COM    671074102       19       250  SH           OTHER                   250   0       0
PURECYCLE CORP               COM NEW  746228303    4,377 2,328,101  SH            SOLE             2,328,101   0       0
PURECYCLE CORP               COM NEW  746228303      122    64,813  SH           OTHER                64,813   0       0
REPLIGEN CORP                  COM    759916109    3,199   921,929  SH            SOLE               921,929   0       0
REPLIGEN CORP                  COM    759916109      100    28,868  SH           OTHER                28,868   0       0
SRS LABS INC                   COM    78464M106    5,739   998,061  SH            SOLE               998,061   0       0
SRS LABS INC                   COM    78464M106      153    26,646  SH           OTHER                26,646   0       0
SCIENTIFIC LEARNING CORP       COM    808760102   12,883 5,132,555  SH            SOLE             5,132,555   0       0
SCIENTIFIC LEARNING CORP       COM    808760102      116    46,355  SH           OTHER                46,355   0       0
SURMODICS INC                  COM    868873100   11,764   802,458  SH            SOLE               802,458   0       0
SURMODICS INC                  COM    868873100      463    31,561  SH           OTHER                31,561   0       0
TESSERA TECHNOLOGIES INC       COM    88164L100    9,011   537,966  SH            SOLE               537,966   0       0
TESSERA TECHNOLOGIES INC       COM    88164L100      280    16,725  SH           OTHER                16,725   0       0
U.S. AUTO PARTS NETWORK INC    COM    90343C100      190    43,591  SH            SOLE                43,591   0       0
U.S. AUTO PARTS NETWORK INC    COM    90343C100       12     2,748  SH           OTHER                 2,748   0       0
UNIVERSAL TECHNICAL INST INC   COM    913915104    7,793   609,784  SH            SOLE               609,784   0       0
UNIVERSAL TECHNICAL INST INC   COM    913915104      262    20,529  SH           OTHER                20,529   0       0
WEBSENSE INC                   COM    947684106    9,936   530,480  SH            SOLE               530,480   0       0
WEBSENSE INC                   COM    947684106      334    17,850  SH           OTHER                17,850   0       0